Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Account Value	$ 12,128	$ 12,128	$ 12,128	$ 12,128	$ 11,379	$ 11,711	$ 12,316	$ 9,097	$ 9,550
Average Annual Return, Percent	1.78%	3.93%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.58%	4.90%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
Account Value	$ 12,296	$ 12,296	$ 12,296	12,296	11,615	12,030	12,732	9,466	10,000
Average Annual Return, Percent	4.87%	4.22%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.87%	4.22%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Account Value	$ 128,663	$ 128,663	$ 128,663	$ 128,663	120,414	123,585	129,618	95,490	100,000
Average Annual Return, Percent	6.85%	5.17%
Class L
Account Value [Line Items]
Line Graph and Table Measure Name				Class L
Account Value	$ 19,671	$ 19,671	$ 19,671	$ 19,671	18,410	18,896	19,819	14,600		$ 15,306	$ 13,360	$ 12,801	$ 12,776	$ 10,532	$ 10,000
Average Annual Return, Percent	6.85%	5.14%		7.00%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Account Value	$ 12,601	$ 12,601	$ 12,601	$ 12,601	11,844	12,205	12,857	9,511	10,000
Average Annual Return, Percent	6.39%	4.73%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Account Value	$ 12,601	$ 12,601	$ 12,601	12,601	11,844	12,205	12,857	9,511	10,000
Average Annual Return, Percent	6.94%	5.26%
Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 11,854	$ 11,854	$ 11,854	11,854	11,207	11,721	12,454	9,378	10,000
Average Annual Return, Percent	5.78%	3.46%
Linked Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 11,854	$ 11,854	$ 11,854	11,854	11,207	11,721	12,454	9,378	10,000
Average Annual Return, Percent	5.78%	3.46%
Linked Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 118,540	$ 118,540	$ 118,540	$ 118,540	112,066	117,208	124,540	93,784	100,000
Average Annual Return, Percent	5.78%	3.46%
Linked Index, Class L
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Index1
Account Value	$ 17,403	$ 17,403	$ 17,403	$ 17,403	16,452	17,207	18,283	13,768		14,721	13,167	12,722	12,942	10,433	10,000
Average Annual Return, Percent	5.78%	3.40%		5.70%
Linked Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 11,854	$ 11,854	$ 11,854	$ 11,854	11,207	11,721	12,454	9,378	10,000
Average Annual Return, Percent	5.78%	3.46%
Linked Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 11,854	$ 11,854	$ 11,854	11,854	11,207	11,721	12,454	9,378	10,000
Average Annual Return, Percent	5.78%	3.46%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 20,000	$ 20,000	$ 20,000	20,000	16,057	13,426	15,021	10,669	10,000
Average Annual Return, Percent	24.56%	14.87%
S&P 500 Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 20,000	$ 20,000	$ 20,000	20,000	16,057	13,426	15,021	10,669	10,000
Average Annual Return, Percent	24.56%	14.87%
S&P 500 Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 199,998	$ 199,998	$ 199,998	$ 199,998	160,569	134,262	150,207	106,686	100,000
Average Annual Return, Percent	24.56%	14.87%
S&P 500 Index, Class L
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521	26,912	22,503	25,175	17,881		$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742	$ 10,000
Average Annual Return, Percent	24.56%	15.04%		12.86%
S&P 500 Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 20,000	$ 20,000	$ 20,000	$ 20,000	16,057	13,426	15,021	10,669	10,000
Average Annual Return, Percent	24.56%	14.87%
S&P 500 Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 16,057	$ 13,426	$ 15,021	$ 10,669	$ 10,000
Average Annual Return, Percent	24.56%	14.87%